Schedule of Investments
November 30, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–102.69%
Alabama–2.53%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.25%	06/01/2025	$1,500	$ 1,612,680
Black Belt Energy Gas District (The) (No. 4); Series 2019 A-1, RB (a)	4.00%	12/01/2025	2,000	2,237,880
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village);
Series 2007, RB (b)	5.50%	01/01/2028	90	74,255
Series 2014, RB	1.00%	07/01/2026	5,023	2,410,793
Southeast Alabama Gas Supply District (The) (No. 1);
Series 2018 B, RB (67% of 1 mo. USD LIBOR + 0.90%)(a)(c)	2.05%	04/01/2024	750	751,410
Series 2018 C, RB (SIFMA Municipal Swap Index + 0.65%)(a)(c)	1.75%	04/01/2024	250	247,690
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR (d)	4.50%	05/01/2032	5,000	5,486,100
				12,820,808
Alaska–0.06%
Northern Tobacco Securitization Corp.; Series 2006 A, RB	4.63%	06/01/2023	310	310,418
American Samoa–0.21%
American Samoa (Territory of) Economic Development Authority; Series 2015 A, Ref. RB	6.25%	09/01/2029	1,000	1,064,340
Arizona–5.05%
Arizona (State of) Industrial Development Authority; Series 2019 A-2, RB	3.63%	05/20/2033	1,997	2,204,937
Arizona (State of) Industrial Development Authority (American Charter Schools Foundation);
Series 2017, Ref. RB (d)	5.00%	07/01/2022	1,500	1,553,175
Series 2017, Ref. RB (d)	6.00%	07/01/2037	940	1,094,527
Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 A, Ref. RB (d)	5.00%	07/01/2026	500	559,295
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community); Series 2019 A, RB	5.00%	01/01/2034	1,875	2,184,994
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence);
Series 2017 A, Ref. RB (d)	4.38%	07/01/2029	1,000	1,027,760
Series 2017 A, Ref. RB (d)	5.00%	07/01/2032	500	518,250
Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado);
Series 2019, RB (d)	4.50%	07/01/2029	765	791,117
Series 2019, RB (d)	5.00%	07/01/2039	2,135	2,214,913
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada Mountain Vista Campus Project); Series 2018 A, RB (d)	4.75%	12/15/2028	395	429,136
Arizona (State of) Industrial Development Authority (Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus Projects); Series 2018 A, RB (d)	5.00%	07/15/2028	1,000	1,111,540
Arizona (State of) Industrial Development Authority (Somerset Academy of Las Vegas - Lone Mountain Campus);
Series 2019 A, IDR (d)	5.00%	12/15/2039	400	444,656
Series 2019 A, IDR (d)	5.00%	12/15/2049	700	768,341
Glendale (City of), AZ Industrial Development Authority (Terraces of Phoenix);
Series 2018 A, Ref. RB	3.60%	07/01/2023	585	596,033
Series 2018 A, Ref. RB	5.00%	07/01/2038	320	348,374
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB (d)	5.00%	07/01/2039	1,000	1,119,360
Maricopa County Pollution Control Corp. (Southern California Education Co.); Series 2000 B, Ref. RB	5.00%	06/01/2035	3,000	3,055,890
Phoenix (City of), AZ Industrial Development Authority (Basis Schools); Series 2016 A, Ref. RB (d)	5.00%	07/01/2035	1,000	1,082,230
Pima (County of), AZ Industrial Development Authority (American Leadership Academy);
Series 2015, Ref. RB (d)	4.60%	06/15/2025	365	382,615
Series 2015, Ref. RB (d)	5.38%	06/15/2035	1,000	1,099,900
Series 2019, Ref. RB (d)	5.00%	06/15/2034	730	785,400
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB (d)	4.13%	07/01/2026	$1,225	$ 1,250,333
Tempe (City of), AZ Industrial Development Authority (Mirabella at ASU); Series 2017 B, RB (d)	4.00%	10/01/2023	1,000	1,008,900
				25,631,676
California–3.31%
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB (d)	5.00%	06/01/2028	430	494,749
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing); Series 2019, RB	5.00%	05/15/2029	1,000	1,262,960
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, Ref. RB (e)	4.00%	07/15/2029	1,000	1,135,510
California (State of) Pollution Control Financing Authority (Aemerge Redpack Services Southern California, LLC); Series 2016, RB (Acquired 01/22/2016 - 09/25/2017; Cost $707,500)(b)(d)(e)	7.00%	12/31/2049	710	355,000
California (State of) Pollution Control Financing Authority (Waste Management, Inc.); Series 2015A-1, Ref. RB (e)	3.38%	07/01/2025	2,000	2,168,380
California (State of) School Finance Authority (New Designs Charter School); Series 2012 A, RB	5.25%	06/01/2032	1,000	1,064,850
California (State of) Statewide Communities Development Authority (Creative Child Care & Team Charter); Series 2015, RB (Acquired 11/03/2015; Cost $385,000)(d)	5.00%	06/01/2022	325	327,691
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing);
Series 2016, Ref. RB (d)	4.00%	06/01/2021	275	279,345
Series 2016, Ref. RB (d)	4.00%	06/01/2026	500	534,460
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2018 A, RB (d)	5.25%	12/01/2038	1,790	2,115,136
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts); Series 2019, RB (d)	5.00%	07/01/2029	900	1,044,036
California County Tobacco Securitization Agency (The) (Los Angeles County Securitization Corp.); Series 2006, RB (f)	5.60%	06/01/2036	1,000	1,007,160
California County Tobacco Securitization Agency (The) (Sonoma County Securitization Corp.); Series 2005, Ref. RB	5.13%	06/01/2038	90	90,250
San Diego Tobacco Settlement Revenue Funding Corp.; Series 2018 C, Ref. RB	4.00%	06/01/2032	900	962,163
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2019, Ref. RB	5.00%	06/01/2031	2,000	2,493,620
Series 2019, Ref. RB	5.00%	06/01/2033	1,195	1,478,394
				16,813,704
Colorado–7.87%
Amber Creak Metropolitan District; Series 2017 A, Ref. GO Bonds	5.00%	12/01/2037	750	784,740
Arista Metroplitan District;
Series 2018 A, Ref. GO Bonds	4.38%	12/01/2028	500	534,880
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2038	1,240	1,335,728
Arkansas River Power Authority; Series 2006, RB (g)	5.88%	10/01/2021	685	724,641
Broadway Station Metropolitan District No. 2; Series 2019 A, GO Bonds	5.00%	12/01/2035	735	783,657
Broadway Station Metropolitan District No. 3; Series 2019, GO Bonds	5.00%	12/01/2039	1,335	1,391,150
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2017, Ref. RB (d)	5.00%	12/01/2029	1,500	1,618,335
Clear Creek Station Metropolitan District No. 2; Series 2017 A, Ref. GO Bonds	4.38%	12/01/2032	790	821,015
Colorado (State of) Health Facilities Authority (Frasier Meadows Retirement Community);
Series 2017 A, Ref. RB	5.00%	05/15/2025	525	597,791
Series 2017 A, Ref. RB	5.00%	05/15/2026	475	548,388
Colorado (State of) Health Facilities Authority (Sunny Vista Living Center); Series 2015 A, Ref. RB (d)	5.00%	12/01/2025	150	155,405
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, RB	6.50%	01/15/2030	1,500	1,538,970
Colorado International Center Metropolitan District No. 14; Series 2018, Ref. GO Bonds	5.63%	12/01/2032	1,000	1,090,120
Copper Ridge Metropolitan District; Series 2019, RB	4.00%	12/01/2029	3,300	3,370,389
Copperleaf Metropolitan District No. 2; Series 2015, Ref. GO Bonds	5.25%	12/01/2030	500	523,120
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Denver (City & County of), CO; Series 2018 A, RB (e)(h)	5.00%	12/01/2029	$1,500	$ 1,863,360
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB (e)	5.00%	10/01/2032	1,500	1,637,565
Denver Gateway Center Metropolitan District; Series 2018 A, GO Bonds	5.50%	12/01/2038	1,375	1,466,616
Fourth Street Crossing Business Improvement District; Series 2019 A, RB (d)	4.63%	12/01/2029	4,000	4,062,000
Gardens on Havana Metropolitan District No. 3 (The); Series 2017 A, RB	3.63%	12/01/2021	500	507,885
Godding Hollow Metropolitan District (In The Town of Frederick); Series 2018, GO Bonds	6.50%	12/01/2034	1,000	1,052,670
Grandby Ranch Metropolitan District; Series 2018, Ref. GO Bonds (d)	4.88%	12/01/2028	920	945,355
Independence Water & Sanitation District; Series 2019, RB	7.25%	12/01/2038	1,500	1,623,705
Neu Towne Metropolitan District; Series 2018 A, Ref. GO Bonds	5.13%	12/01/2031	1,500	1,547,550
North Park Metropolitan District No. 1; Seires 2018 A-2, RB	5.13%	12/01/2028	1,500	1,602,450
Plaza Metropolitan District No. 1; Series 2013, Ref. RB (d)	5.00%	12/01/2040	1,465	1,532,947
Prairie Center Metropolitan District No. 3; Series 2017 A, Ref. RB (d)	4.13%	12/15/2027	835	861,645
Solaris Metropolitan District No. 3; Series 2016 A, Ref. GO Bonds	5.00%	12/01/2036	1,000	1,051,460
Sterling Ranch Community Authority Board; Series 2017 A, RB	5.00%	12/01/2030	1,750	1,842,733
Trails at Crowfoot Metropolitan District No. 3;
Series 2019 A, GO Bonds	4.38%	12/01/2030	620	631,389
Series 2019 A, GO Bonds	5.00%	12/01/2039	1,535	1,602,954
Villages at Castle Rock Metropolitan District No. 6 (Cobblestone Ranch); Series 2007, GO Bonds (i)	0.00%	12/01/2037	1,055	318,948
				39,969,561
Connecticut–1.22%
Connecticut (State of); Series 2018 C, GO Bonds	5.00%	06/15/2027	1,000	1,233,870
Hamden (Town of), CT (Whitney Center);
Series 2009 A, RB	7.63%	01/01/2030	3,280	3,296,269
Series 2019, Ref. RB	5.00%	01/01/2030	1,500	1,676,235
				6,206,374
Delaware–0.58%
Millsboro (Town of), DE (Plantation Lakes Special Development District); Series 2018, Ref. RB (d)	5.00%	07/01/2028	2,730	2,936,142
District of Columbia–0.60%
District of Columbia (Ingleside at Rock Creek);
Series 2017 A, RB	4.13%	07/01/2027	1,365	1,433,646
Series 2017 A, RB	5.00%	07/01/2032	1,500	1,636,785
				3,070,431
Florida–3.39%
Alachua (County of), FL Health Facilities Authority (Terraces Bonita Springs); Series 2011 A, RB	7.50%	11/15/2021	195	197,007
Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.); Series 2015, Ref. RB (d)	5.88%	07/01/2040	250	271,658
Capital Trust Agency (H-Bay Ministries, Inc.- Superior Residences);
Series 2018 B, RB	4.00%	07/01/2028	750	759,712
Series 2018 B, RB	4.25%	07/01/2033	625	629,625
Capital Trust Agency (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB (d)	5.00%	07/01/2027	1,000	1,092,360
Capital Trust Agency, Inc. (University Bridge LLC); Series 2018 A, RB (d)	4.00%	12/01/2028	2,200	2,208,492
Charlotte (County of), FL Industrial Development Authority (Town & Country Utilities); Series 2019, RB (d)(e)	5.00%	10/01/2029	1,000	1,100,010
Florida Development Finance Corp. (Virgin Trains USA Passenger Rail); Series 2019 A, Ref. RB (a)(d)(e)	6.38%	01/01/2026	1,500	1,424,310
Lake (County of), FL (Lakeside at Waterman Village); Series 2018 A, RB (d)	10.00%	10/31/2023	750	836,460
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts); Series 2018 A, RB (d)	5.00%	07/15/2028	600	644,022
Lee (County of), FL Industrial Development Authority (Cypress Cove Healthpark); Series 2012, Ref. RB	4.75%	10/01/2022	200	213,846
Miami-Dade (County of), FL Industrial Development Authority (Waste Management, Inc.); Series 2018 B, RB (SIFMA Municipal Swap Index + 0.80%)(a)(c)(e)	1.90%	11/01/2021	1,500	1,500,030
Pinellas (County of), FL Industrial Development Authority (2017 Foundation for Global Understanding); Series 2019, RB	5.00%	07/01/2029	2,000	2,383,340
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Polk (County of), FL Industrial Development Authority (Carpenter’s Home Estates);
Series 2019, Ref. IDR	5.00%	01/01/2029	$1,255	$ 1,443,451
Series 2019, Ref. IDR	5.00%	01/01/2039	1,750	1,965,897
Seminole (County of), FL Industrial Development Authority (Legacy Pointe at UCF); Series 2016 A, RB (d)	10.00%	12/28/2021	400	526,064
				17,196,284
Georgia–1.61%
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4); Series 2019 A, RB	5.00%	01/01/2034	2,185	2,594,906
Macon-Bibb (County of), GA Urban Development Authority (Academy for Classical Education, Inc.); Series 2017 A, RB (d)	5.00%	06/15/2027	500	506,880
Main Street Natural Gas, Inc.;
Series 2018 B, RB (67% of 1 mo. USD LIBOR + 0.75%)(a)(c)	1.90%	09/01/2023	2,865	2,866,003
Series 2019 B, RB (a)	4.00%	12/02/2024	1,000	1,114,420
Marietta (City of), GA Developing Authority (Life University, Inc.); Series 2017 A, Ref. RB (d)	5.00%	11/01/2023	1,000	1,091,800
				8,174,009
Guam–0.62%
Guam (Territory of); Series 2019, GO Bonds (e)	5.00%	11/15/2031	2,695	3,158,756
Idaho–0.19%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	4.00%	11/15/2027	955	959,393
Illinois–12.93%
Aurora (City of), IL (East River Area TIF No. 6); Series 2018 A, Ref. RB	5.00%	12/30/2027	1,245	1,292,148
Aurora (City of), IL (River City TIF No. 3); Series 2018 B, Ref. RB	4.50%	12/30/2023	820	834,949
Bartlett (Village of) ,IL (Quarry Redevelopment); Series 2016, Ref. RB	4.00%	01/01/2024	1,165	1,166,584
Chicago (City of), IL;
Series 1993 B, Ref. GO Bonds (INS -AGM)(j)	5.13%	01/01/2022	2,000	2,062,880
Series 2008 C, Ref. RB	5.00%	01/01/2020	200	200,542
Series 2009 C, GO Bonds	4.60%	01/01/2025	655	656,605
Series 2009 D, GO Bonds	5.00%	01/01/2020	100	100,279
Series 2010 A, Ref. GO Bonds (g)	4.00%	01/01/2020	110	110,234
Series 2017 A, Ref. GO Bonds	5.63%	01/01/2029	1,000	1,196,900
Series 2017 A, Ref. GO Bonds	5.75%	01/01/2034	1,500	1,786,095
Series 2019 A, GO Bonds	5.50%	01/01/2035	2,000	2,430,640
Chicago (City of), IL Board of Education;
Series 1998 B-1, GO Bonds (INS -NATL)(i)(j)	0.00%	12/01/2025	1,000	863,220
Series 2011 A, GO Bonds	5.00%	12/01/2041	205	213,075
Series 2017 C, Ref. GO Bonds	5.00%	12/01/2024	1,000	1,115,380
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2023	2,000	2,196,000
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2026	2,000	2,295,780
Chicago (State of) Board of Education;
Series 2019 A, Ref. GO Bonds (i)	0.00%	12/01/2025	1,000	851,550
Series 2019 A, Ref. GO Bonds (i)	0.00%	12/01/2026	1,000	822,310
Cook (County of), IL; Series 2018, RB (h)	5.25%	11/15/2036	2,250	2,711,160
Hillside (Village of), IL (Mannheim Redevelopment);
Series 2018, Ref. RB	5.00%	01/01/2024	1,480	1,534,449
Series 2018, Ref. RB	5.00%	01/01/2030	2,195	2,345,818
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of);
First Series 2001, GO Bonds (INS -NATL)(j)	6.00%	11/01/2026	$3,500	$ 4,088,140
Series 2013, GO Bonds	5.50%	07/01/2033	1,500	1,646,235
Series 2014, GO Bonds	5.00%	05/01/2021	860	897,427
Series 2017 D, GO Bonds	5.00%	11/01/2023	1,500	1,648,605
Series 2017 D, GO Bonds (h)(k)	5.00%	11/01/2023	2,250	2,472,908
Series 2018 A, GO Bonds	6.00%	05/01/2025	2,500	2,940,775
Illinois (State of) Finance Authority (Field Museum); Series 2019, Ref. RB (68% of 1 mo. USD LIBOR + 1.00%)(a)(c)	1.66%	09/01/2022	1,980	1,984,673
Illinois (State of) Finance Authority (Intrinsic Schools - Belmont School); Series 2015, RB (d)	5.25%	12/01/2025	400	425,100
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group); Series 2019 A, Ref. RB	5.00%	11/01/2027	3,565	3,959,146
Illinois (State of) Finance Authority (Lutheran Home & Services);
Series 2012, Ref. RB	5.00%	05/15/2022	255	262,681
Series 2012, Ref. RB	5.75%	05/15/2046	1,500	1,569,210
Illinois (State of) Finance Authority (Montgomery Place); Series 2017, Ref. RB	5.00%	05/15/2024	1,115	1,204,178
Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2016 A, RB	6.20%	05/15/2030	685	604,266
Series 2016 A, RB	6.33%	05/15/2048	336	293,170
Series 2016 B, RB	5.63%	05/15/2020	189	176,594
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB (g)	5.25%	08/15/2023	590	634,940
Illinois (State of) Finance Authority (Plymouth Place); Series 2015, Ref. RB	5.00%	05/15/2025	250	276,685
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	2,000	2,002,020
Illinois (State of) Finance Authority (Three Crowns Park); Series 2017, Ref. RB	4.00%	02/15/2027	1,795	1,870,354
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2012 B, Ref. RB	5.00%	12/15/2020	545	562,091
Illinois (State of) Sports Facilities Authority; Series 2019, Ref. RB	5.00%	06/15/2029	1,000	1,208,370
Manhattan (Village of), IL Special Service Area No. 2004-1 (Brookstone Springs); Series 2015, Ref. RB	4.25%	03/01/2024	371	378,005
Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 1994 A, Ref. RB (INS -NATL)(i)(j)	0.00%	06/15/2029	4,000	3,058,000
Morton Grove (Village of), IL (Sawmill Station Redevelopment); Series 2019, RB	4.25%	01/01/2029	1,000	1,000,500
Regional Transportation Authority; Series 2018 B, RB (h)	5.00%	06/01/2030	3,000	3,698,670
				65,649,341
Indiana–0.56%
Allen (County of), IN Economic Development (StoryPoint Fort Wayne); Series 2017, RB (d)	6.63%	01/15/2034	500	551,730
Carmel (City of), IN (Barrington Carmel); Series 2012 A, RB (b)	7.00%	11/15/2027	402	10,647
Indiana (State of) Finance Authority (Irvington Community School); Series 2018 A, Ref. RB (d)	5.50%	07/01/2028	750	794,182
Indiana Bond Bank; Series 2007 B-1, RB (67% of 3 mo. USD LIBOR + 0.97%)(c)	2.31%	10/15/2022	1,500	1,500,225
				2,856,784
Iowa–2.10%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, RB	5.25%	12/01/2025	1,000	1,087,250
Series 2013, RB (d)	5.88%	12/01/2026	460	478,957
Series 2013, Ref. RB (a)	5.25%	12/01/2033	1,540	1,644,828
Series 2019, Ref. RB	3.13%	12/01/2022	2,000	2,025,960
Iowa (State of) Finance Authority (Iowa Health System); Series 2018, Ref. RB (SIFMA Municipal Swap Index + 0.58%)(a)(c)(d)	1.68%	01/04/2024	550	550,005
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2018 A, RB	4.13%	05/15/2038	1,250	1,323,387
PEFA, Inc.; Series 2019, RB (a)	5.00%	09/01/2026	3,000	3,560,640
				10,671,027
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas–1.85%
Lenexa (City of), KS (Lakeview Village, Inc.); Series 2018 A, Ref. RB	5.00%	05/15/2027	$1,440	$ 1,660,075
Wichita (City of), KS (Kansas Masonic Home);
Series 2016 II-A, RB	4.25%	12/01/2024	500	525,235
Series 2016 II-A, RB	5.00%	12/01/2031	1,800	1,947,654
Series 2016 II-A, RB	5.25%	12/01/2036	1,000	1,088,970
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2018 I, Ref. RB	5.00%	05/15/2028	935	1,051,193
Series 2018 I, Ref. RB	5.00%	05/15/2033	500	548,535
Series 2019, Ref. RB	5.00%	05/15/2026	1,110	1,248,994
Series 2019, Ref. RB	5.00%	05/15/2027	1,165	1,332,038
				9,402,694
Kentucky–1.19%
Ashland Kentucky (Ashland Hospital Corp. d/b/a King’s Daughters Medical Center); Series 2016 A, Ref. RB	5.00%	02/01/2029	1,000	1,135,750
Christian (County of), KY (Jennie Stuart Medical Center, Inc.); Series 2016, Ref. RB	5.00%	02/01/2026	855	940,124
Kentucky (Commonwealth of) Public Energy Authority; Series 2018 B, RB (a)	4.00%	01/01/2025	1,500	1,657,695
Kentucky (State of) Economic Development Finance Authority (Masonic Home Independent Living II, Inc.); Series 2016 A, Ref. RB	5.00%	05/15/2021	520	533,296
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, RB	5.00%	07/01/2032	1,000	1,131,310
Kentucky (State of) Economic Development Finance Authority (Rosedale Green); Series 2015, Ref. RB	5.00%	11/15/2025	600	629,766
				6,027,941
Louisiana–1.18%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Livingston Parish Gomesha Project); Series 2018, Ref. RB (d)	5.38%	11/01/2038	2,000	2,226,560
St. John the Baptist (Parish of), LA (Marathon Oil Corp.); Series 2017, Ref. RB (a)	2.10%	07/01/2024	1,000	1,003,020
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. RB	5.25%	05/15/2035	2,500	2,751,525
				5,981,105
Maine–0.21%
Maine (State of) Health & Higher Educational Facilities Authority (Maine General Medical Center); Series 2011, RB	7.50%	07/01/2032	1,000	1,086,740
Maryland–0.70%
Baltimore (City of), MD (East Baltimore Research Park); Series 2017, Ref. RB	4.00%	09/01/2027	425	455,570
Howard (County of), MD (Downtown Columbia); Series 2017 A, RB (d)	4.00%	02/15/2028	500	533,745
Howard (County of), MD (Vantage House Facility);
Series 2016, Ref. RB	5.00%	04/01/2021	170	173,725
Series 2017, Ref. RB	5.00%	04/01/2021	256	261,573
Maryland (State of) Health & Higher Educational Facilities Authority (Green Street Academy); Series 2017 A, RB (d)	5.00%	07/01/2027	400	436,840
Maryland Economic Development Corp. (AFCO Cargo BWI II, LLC); Series 2017, Ref. RB (d)(e)	4.00%	07/01/2024	1,590	1,699,631
				3,561,084
Massachusetts–0.47%
Collegiate Charter School of Lowell;
Series 2019, RB	5.00%	06/15/2029	490	541,925
Series 2019, RB	5.00%	06/15/2039	1,000	1,074,820
Massachusetts (State of) Development Finance Agency (Lawrence General Hospital); Series 2017, Ref. RB	5.00%	07/01/2028	675	780,199
				2,396,944
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–2.11%
Detroit (City of), MI;
Series 2018, GO Bonds	5.00%	04/01/2023	$1,000	$ 1,074,190
Series 2018, GO Bonds	5.00%	04/01/2026	1,000	1,129,110
Michigan (State of) Tobacco Settlement Finance Authority;
Series 2007 A, RB	6.00%	06/01/2034	1,000	1,005,450
Series 2007 A, RB	6.00%	06/01/2048	2,400	2,413,080
Star International Academy; Series 2012, Ref. RB	5.00%	03/01/2033	2,000	2,033,480
Summit Academy North; Series 2016, Ref. RB	4.00%	11/01/2021	1,080	1,090,271
Waterford Township Economic Development Corp. (Canterbury Health Care, Inc.); Series 2016 A, Ref. RB (d)	5.00%	07/01/2026	1,835	1,961,174
				10,706,755
Minnesota–2.44%
Brooklyn Park (City of), MN (Athlos Leadership Academy); Series 2015, RB	4.00%	07/01/2020	85	85,283
Deephaven (City of), MN (Seven Hills Preparatory Academy);
Series 2017, RB	4.38%	10/01/2027	250	259,178
Series 2017, RB	5.00%	10/01/2037	1,000	1,041,220
Rochester (City of), MN (Homestead at Rochester, Inc.); Series 2015, RB	5.00%	12/01/2021	470	485,853
St. Louis Park (City of), MN (Place Via Sol Project); Series 2018, Ref. RB (a)(d)	6.00%	07/01/2027	2,000	2,088,880
St. Paul (City of), MN Housing & Redevelopment Authority (Emerald Gardens);
Series 2012, Ref. RB	5.00%	09/01/2026	1,000	1,024,350
Series 2012, Ref. RB	5.00%	03/01/2029	935	957,234
St. Paul (City of), MN Housing & Redevelopment Authority (High School for Recording Arts); Series 2015, RB	5.13%	10/01/2023	290	299,895
St. Paul (City of), MN Housing & Redevelopment Authority (Hmong Academy); Series 2012 A, RB	5.50%	09/01/2043	1,000	1,021,350
St. Paul (City of), MN Housing & Redevelopment Authority (Hmong College Prep Academy); Series 2016, Ref. RB	5.00%	09/01/2026	1,000	1,090,070
St. Paul (City of), MN Housing & Redevelopment Authority (Rossy & Richard Shaller Family Sholom East Campus);
Series 2018, Ref. RB	4.00%	10/01/2031	250	253,895
Series 2018, Ref. RB	4.13%	10/01/2033	250	254,195
St. Paul Park (City of), MN (Presbyterian Homes Bloomington);
Series 2017, Ref. RB	3.80%	09/01/2029	350	368,781
Series 2017, Ref. RB	3.90%	09/01/2030	565	596,018
Series 2017, Ref. RB	4.00%	09/01/2031	585	618,632
Series 2017, Ref. RB	4.00%	09/01/2032	400	421,720
Series 2017, Ref. RB	4.10%	09/01/2033	500	527,305
Wayzata (City of), MN (Folkstone Senior Living Co.);
Series 2019, Ref. RB	5.00%	08/01/2033	100	111,912
Series 2019, Ref. RB	5.00%	08/01/2034	100	111,678
Series 2019, Ref. RB	5.00%	08/01/2035	100	111,444
West St. Paul (City of), MN (Walker Westwood Ridge Campus); Series 2017, Ref. RB	4.00%	11/01/2030	650	673,530
				12,402,423
Mississippi–0.20%
Tunica (County of), MS; Series 2019, RB	6.00%	10/01/2040	1,000	1,003,580
Missouri–3.00%
I-470 Western Gateway Transportation Development District; Series 2019 A, RB (d)	4.50%	12/01/2029	1,005	1,044,909
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District);
Series 2016 A, Ref. RB (d)	4.25%	04/01/2026	455	474,724
Series 2016 A, Ref. RB (d)	5.00%	04/01/2036	2,000	2,094,780
Kansas City (City of), MO Land Clearance for Redevelopment Authority (Convention Center Hotel); Series 2018 B, RB (d)	4.38%	02/01/2031	1,000	1,082,280
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. IDR	5.00%	05/15/2026	$1,000	$ 1,137,200
Series 2017 A, Ref. IDR	5.00%	05/15/2027	800	923,408
Series 2017, Ref. RB	5.00%	05/15/2023	1,000	1,082,130
Series 2017, Ref. RB	5.00%	05/15/2024	1,500	1,652,985
St. Louis (City of), MO Industrial Development Authority (Ballpark Village Development); Series 2017 A, Ref. RB	3.88%	11/15/2029	660	715,150
St. Louis (City of), MO Land Clearance for Redevelopment Authority (Kiel Opera House); Series 2019, Ref. RB	3.88%	10/01/2035	2,750	2,742,877
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County);
Series 2018 A, RB	5.00%	09/01/2025	1,000	1,139,860
Series 2018 A, RB	5.00%	09/01/2026	1,000	1,158,270
				15,248,573
Nebraska–0.39%
Central Plains Energy Project; Series 2014, Ref. RB (a)	5.00%	12/01/2019	2,000	2,000,000
Nevada–0.33%
Director of the State of Nevada Department of Business & Industry (Somerset Academy); Series 2018 A, RB (d)	4.50%	12/15/2029	710	768,369
Nevada (State of) Department of Business & Industry (Doral Academy of Nevada);
Series 2017 A, RB (d)	5.00%	07/15/2027	335	371,579
Series 2017 A, RB (d)	5.00%	07/15/2037	500	539,775
				1,679,723
New Hampshire–0.31%
National Finance Authority (Convanta); Series 2018 A, Ref. RB (d)(e)	4.00%	11/01/2027	1,500	1,585,485
New Jersey–6.55%
New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. RB (INS -NATL)(h)(j)(k)	5.50%	09/01/2022	3,000	3,313,740
Series 2012 II, Ref. RB	5.00%	03/01/2023	1,500	1,611,555
Series 2012, Ref. RB	5.00%	06/15/2025	600	644,388
Series 2017 B, Ref. RB	5.00%	11/01/2023	1,500	1,688,685
New Jersey (State of) Economic Development Authority (Beloved Community Charter School, Inc.); Series 2019 A, RB (d)	5.00%	06/15/2039	825	892,196
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB (e)	5.25%	09/15/2029	3,000	3,270,930
Series 2012, RB (e)	5.75%	09/15/2027	200	219,812
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.);
Series 2012 C, RB	5.00%	07/01/2022	290	294,573
Series 2012 C, RB	5.00%	07/01/2032	1,385	1,402,299
New Jersey (State of) Economic Development Authority (School Facilities Construction); Series 2013, Ref. RB (SIFMA Municipal Swap Index + 1.60%)(c)	2.70%	03/01/2028	1,000	1,003,730
New Jersey (State of) Higher Education Student Assistance Authority;
Series 2018 B, Ref. RB (e)	5.00%	12/01/2026	1,000	1,205,280
Series 2018 B, Ref. RB (e)	5.00%	12/01/2027	1,000	1,222,190
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB (i)	0.00%	12/15/2028	$ 715	$ 559,087
Series 2008 A, RB (i)	0.00%	12/15/2035	1,000	604,910
Series 2009 A, RB (i)	0.00%	12/15/2032	1,465	992,318
Series 2010 A, RB (i)	0.00%	12/15/2031	1,575	1,106,091
Series 2013 AA, RB	5.25%	06/15/2031	1,150	1,274,384
Series 2014, RN (SIFMA Municipal Swap Index + 1.20%)(a)(c)	2.30%	12/15/2021	2,000	2,011,320
Series 2018 A, Ref. RB	5.00%	12/15/2024	1,000	1,157,950
Series 2018 A, Ref. RN (h)(k)	5.00%	06/15/2029	1,000	1,170,400
Series 2018 A, Ref. RN (h)(k)	5.00%	06/15/2030	2,000	2,330,100
Series 2018 A, Ref. RN	5.00%	06/15/2031	2,000	2,323,160
Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR (e)	5.00%	12/01/2023	2,735	2,939,469
				33,238,567
New Mexico–0.43%
New Mexico (State of) Hospital Equipment Loan Council (La Vida Expansion); Series 2019 C, RB	2.25%	07/01/2023	1,525	1,526,388
Santa Fe (City of), NM (El Castillo Retirement); Series 2019, RB	2.25%	05/15/2024	650	650,734
				2,177,122
New York–2.44%
Build NYC Resource Corp. (Pratt Paper, Inc.); Series 2014, Ref. RB (d)(e)	3.75%	01/01/2020	65	65,102
Metropolitan Transportation Authority; Subseries 2014 D-2, RB (SIFMA Municipal Swap Index + 0.45%)(a)(c)	1.55%	11/15/2022	2,500	2,498,425
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2014 A, RB	6.50%	01/01/2032	1,000	1,008,880
Series 2014 B, RB	5.50%	07/01/2020	255	254,736
New York & New Jersey (States of) Port Authority; Two Hundred Seventh Series 2018, Ref. RB (e)(h)	5.00%	09/15/2029	2,250	2,793,083
New York (City of), NY Municipal Water Finance Authority; Subseries 2012 A-1, VRD RB (l)	0.98%	06/15/2044	400	400,000
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. RB (e)	5.00%	08/01/2026	2,900	3,041,665
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB	5.00%	07/01/2027	1,000	661,250
Series 2013 A, RB	5.00%	07/01/2032	1,000	661,250
Triborough Bridge & Tunnel Authority (MTA Bridges and Tunnels); Series 2018 D, RB (67% of SOFR + 0.50%)(a)(c)	1.59%	10/01/2020	1,000	1,001,450
				12,385,841
North Dakota–0.27%
Burleigh (County of), ND (University of Mary); Series 2016, RB	4.38%	04/15/2026	1,300	1,346,709
Ohio–4.52%
Buckeye Tobacco Settlement Financing Authority;
Series 2007 A-2, RB	5.13%	06/01/2024	1,025	1,026,035
Series 2007 A-2, RB	5.38%	06/01/2024	1,645	1,648,537
Series 2007 A-2, RB	5.88%	06/01/2030	3,975	3,994,915
Butler (County of), OH Port Authority (StoryPoint Fairfield); Sr. Series 2017 A-1, RB (d)	6.25%	01/15/2034	1,000	1,089,590
Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB (e)	5.38%	09/15/2027	200	200,544
Cuyahoga (County of), OH (Metrohealth System); Series 2017, Ref. RB	5.00%	02/15/2031	2,500	2,884,800
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB	8.00%	07/01/2042	2,910	3,263,536
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2021	365	377,593
Ohio (State of) (Portsmouth Bypass); Series 2015, RB (e)	5.00%	12/31/2025	340	394,828
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 D, Ref. PCR (a)	4.25%	09/15/2021	1,975	2,118,187
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.);
Series 2014, RB (a)(e)	2.60%	10/01/2029	$2,000	$ 2,006,260
Series 2019 A, Ref. PCR	3.25%	09/01/2029	2,000	2,058,780
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC);
Series 2017, RB (d)(e)	3.75%	01/15/2028	1,250	1,351,700
Series 2017, RB (d)(e)	4.25%	01/15/2038	250	269,740
Toledo-Lucas (County of), OH Port Authority (StoryPoint Waterville); Series 2016 A-1, RB (d)	6.13%	01/15/2034	225	243,907
				22,928,952
Oklahoma–1.24%
Comanche (County of), OK Hospital Authority;
Series 2012 A, Ref. RB	5.00%	07/01/2021	325	333,743
Series 2015, Ref. RB	5.00%	07/01/2023	1,000	1,083,850
Oklahoma (State of) Development Finance Authority (Inverness Village Community); Series 2012, Ref. RB (b)(m)	5.25%	01/01/2022	375	236,250
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources Inc. - Cross Village Student Housing); Series 2017 A, RB	5.00%	08/01/2037	1,650	936,375
Payne (County of), OK Economic Development Authority (Epworth Living at the Ranch); Series 2016 B-2, RB (b)	4.75%	11/01/2023	978	8,119
Tulsa (City of), OK Municipal Airport Trust; Series 2000 B, Ref. RB (e)	5.50%	06/01/2035	2,000	2,177,920
Tulsa (City of), OK Municipal Airport Trust (American Airlines Group, Inc.); Series 2015, Ref. RB (a)(e)	5.00%	06/01/2025	1,340	1,505,905
				6,282,162
Pennsylvania–2.76%
Allegheny (County of), PA Industrial Development Authority (United States Steel Corp.); Series 2019, Ref. RB	4.88%	11/01/2024	3,000	3,110,460
Allentown Neighborhood Improvement Zone Development Authority (City Center);
Series 2018, RB (d)	5.00%	05/01/2023	750	812,970
Series 2018, RB (d)	5.00%	05/01/2028	1,250	1,476,575
Series 2018, RB (d)	5.00%	05/01/2033	500	584,770
Commonwealth Financing Authority; Series 2018, RB	5.00%	06/01/2026	1,000	1,204,640
Cumberland (County of), PA Municipal Authority (Asbury Pennsylvania Obligated Group); Series 2010, RB	6.00%	01/01/2030	1,300	1,305,044
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University); Series 2018 C, RB (SIFMA Municipal Swap Index + 0.72%)(a)(c)	1.82%	09/01/2023	1,000	1,000,010
Northampton (County of), PA Industrial Development Authority (Morningstar Senior Living, Inc.); Series 2012, RB	5.00%	07/01/2027	1,500	1,589,160
Philadelphia (City of), PA Authority for Industrial Development (Alliance for Progress Charter School Inc.);
Series 2019 A, RB	4.00%	06/15/2029	765	791,683
Series 2019 A, RB	5.00%	06/15/2039	920	978,954
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group); Series 2017, Ref. RB	5.00%	07/01/2032	1,000	1,133,920
				13,988,186
Puerto Rico–6.48%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	680	690,322
Series 2002, RB	5.50%	05/15/2039	3,220	3,276,994
Puerto Rico (Commonwealth of); Series 2006 A, GO Bonds (CPI RATE + 1.02%) (INS -AGC)(j)(n)	3.48%	07/01/2020	1,500	1,498,590
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB (f)	6.13%	07/01/2024	$1,500	$ 1,623,750
Series 2008 A, RB	6.00%	07/01/2038	500	507,500
Series 2008 A, RB	6.00%	07/01/2044	1,000	1,015,000
Series 2012 A, RB	5.00%	07/01/2021	795	824,415
Series 2012 A, RB	5.25%	07/01/2029	2,880	3,027,600
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2004 PP, Ref. RB (INS -NATL)(j)	5.00%	07/01/2023	1,500	1,529,025
Series 2007 TT, RB (b)	5.00%	07/01/2037	500	383,750
Series 2007 TT, RB (b)	5.00%	12/31/2049	1,990	1,527,325
Series 2007 VV, Ref. RB (INS -NATL)(j)	5.25%	07/01/2030	1,000	1,077,240
Series 2016 E-4, RB	10.00%	07/01/2022	1,289	1,102,457
Puerto Rico (Commonwealth of) Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority; Series 2000, RB (e)	6.63%	06/01/2026	3,000	3,078,750
Puerto Rico (Commonwealth of) Public Buildings Authority;
Series 2007 M-3, Ref. RB (INS -NATL)(j)	6.00%	07/01/2024	500	514,305
Series 2007 N, RB (b)	5.00%	07/01/2037	2,125	1,806,250
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB (i)	0.00%	07/01/2024	3,991	3,499,508
Series 2018 A-1, RB (i)	0.00%	07/01/2027	1,000	796,680
Series 2018 A-1, RB (i)	0.00%	07/01/2031	1,000	684,630
Series 2018 A-1, RB	4.50%	07/01/2034	2,250	2,405,048
Series 2019 A-2, RB	4.33%	07/01/2040	2,000	2,032,480
				32,901,619
Rhode Island–0.11%
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2026	500	577,400
South Carolina–0.37%
South Carolina (State of) Jobs-Economic Development Authority (South Carolina Episcopal Home at Still Hopes); Series 2018 A, Ref. RB	5.00%	04/01/2027	1,655	1,855,818
Tennessee–2.35%
Bristol (City of), TN Industrial Development Board (Pinnacle);
Series 2016 B, RB (d)(i)	0.00%	12/01/2020	750	719,565
Series 2016 B, RB (d)(i)	0.00%	12/01/2021	250	229,528
Series 2016, RB	4.25%	06/01/2021	665	668,505
Memphis (City of) & Shelby (County of), TN Economic Development Growth Engine Industrial Development Board (Graceland);
Series 2017 A, Ref. RB	4.75%	07/01/2027	610	667,578
Series 2017 A, Ref. RB	5.50%	07/01/2037	350	388,846
Metropolitan Development and Housing Agency (Fifth + Broadway Development);
Series 2018, RB (d)	4.50%	06/01/2028	750	816,787
Series 2018, RB (d)	5.13%	06/01/2036	1,000	1,120,080
Nashville (City of) & Davidson (County of), TN Health and Educational Facilities Board of Metropolitan Government (Trousdale Roundation Properties); Series 2018 A, RB (d)	5.25%	04/01/2028	2,000	2,176,940
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2016 A, Ref. RB (d)	5.00%	09/01/2024	1,000	1,043,640
Series 2016 A, Ref. RB (d)	5.00%	09/01/2031	3,000	3,093,270
Series 2016 A, Ref. RB (d)	5.00%	09/01/2037	1,000	1,018,250
				11,942,989
Texas–7.48%
Arlington Higher Education Finance Corp. (Leadership Prep School); Series 2016 A, RB	5.00%	06/15/2036	700	715,113
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	2,000	2,231,680
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Guadalupe (County of) & Seguin (City of), TX Hospital Board of Managers; Series 2015, Ref. RB	5.00%	12/01/2021	$ 450	$ 470,610
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB (l)	0.85%	11/01/2041	4,400	4,400,000
Houston (City of), TX Airport System (United Airlines, Inc. Airport Improvement); Series 2015 C, Ref. RB (e)	5.00%	07/15/2020	500	510,505
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB (e)	4.75%	07/01/2024	1,885	2,046,771
Houston (City of), TX Airport System (United Airlines, Inc. Terminal Improvement); Series 2015 B-2, Ref. RB (e)	5.00%	07/15/2020	1,000	1,019,950
Mclendon-Chisholm (City of), TX (Sonoma Public Improvement Distribution Phase); Series 2015, RB	5.38%	09/15/2035	450	466,997
Mesquite Health Facility Development Corp. (Christian Care Centers, Inc.); Series 2016, Ref. RB	5.00%	02/15/2035	650	646,529
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB (d)(e)	4.63%	10/01/2031	2,500	2,707,050
New Hope Cultural Education Facilities Corp. (Presbyterian Village North); Series 2018, Ref. RB	5.00%	10/01/2024	1,650	1,811,221
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2036	2,750	2,854,390
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center);
Series 2017 A, RB (d)	3.63%	08/15/2022	765	774,241
Series 2017 S, RB (d)	4.25%	08/15/2027	610	622,523
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.38%	11/15/2036	1,165	1,250,371
Series 2016 B-1, RB	3.25%	11/15/2022	175	175,009
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes, Inc.); Series 2019, Ref. RB	5.00%	01/01/2039	500	535,755
Newark High Education Finance Corp. (Austin Achieve Public Schools, Inc.);
Series 2018, RB	4.25%	06/15/2028	150	153,765
Series 2018, RB	5.00%	06/15/2033	150	155,370
Series 2018, RB	5.00%	06/15/2038	250	257,665
Port Beaumont Navigation District (Jefferson Energy Companies); Series 2016, RB (a)(d)(e)	7.25%	02/13/2020	2,500	2,518,725
Red River Health Facilities Development Corp. (MRC Crossing);
Series 2014 A, RB	6.75%	11/15/2024	200	235,364
Series 2014 A, RB	7.50%	11/15/2034	100	118,432
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area); Series 2016, RB	4.90%	09/15/2024	325	319,543
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2016, Ref. RB	5.00%	05/15/2037	1,400	1,526,210
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living - Ventana);
Series 2017, RB	3.88%	11/15/2022	365	365,325
Series 2017, RB	4.50%	11/15/2023	635	635,629
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017 A, RB	6.00%	02/15/2031	1,000	1,118,010
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks); Series 2018 A, RN (d)	10.00%	03/15/2023	750	882,690
Tarrant Cultural Educational Facilities Finance Corp. (Methodist Hospitals of Dallas); Series 2008 A, VRD RB (LOC - TD Bank N.A.)(l)(o)	0.95%	10/01/2041	1,400	1,400,000
Temple (City of), TX; Series 2018 A, RB (d)	5.00%	08/01/2028	940	1,052,433
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	2,975	3,462,305
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.00%	08/15/2027	500	519,470
				37,959,651
Utah–0.86%
Salt Lake City (City of), UT; Series 2017 A, RB (e)(h)	5.00%	07/01/2036	3,000	3,569,700
Weber (County of), UT; Series 2000 C, VRD RB (l)	0.91%	02/15/2035	800	800,000
				4,369,700
Vermont–0.27%
University of Vermont & State Agricultural College; Series 2019 B, Ref. RB	5.00%	10/01/2039	1,000	1,395,460
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virgin Islands–1.95%
Virgin Islands (Government of) Port Authority;
Series 2014 A, Ref. RB (e)	5.00%	09/01/2022	$1,320	$ 1,356,524
Series 2014 A, Ref. RB (e)	5.00%	09/01/2023	1,000	1,028,120
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Sr. Lien Capital); Series 2009 A-1, RB	5.00%	10/01/2029	1,500	1,501,875
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2010 A, RB	5.00%	10/01/2029	1,870	1,878,190
Series 2010 B, RB	5.00%	10/01/2025	2,750	2,764,960
Series 2012 A, RB	5.00%	10/01/2032	405	406,519
Virgin Islands (Government of) Water & Power Authority; Series 2010 B, Ref. RB	4.00%	07/01/2021	1,020	989,023
				9,925,211
Virginia–0.43%
Hanover (County of), VA Economic Development Authority (Covenant Woods); Series 2018, Ref. RB	5.00%	07/01/2038	250	273,022
Norfolk (City of), VA Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge); Series 2019 A, RB	5.00%	01/01/2034	1,000	1,098,120
Peninsula Town Center Community Development Authority; Series 2018, Ref. RB (d)	4.50%	09/01/2028	725	801,176
				2,172,318
Washington–0.95%
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2013, RB (SIFMA Municipal Swap Index + 1.40%)(a)(c)	2.50%	01/01/2025	1,000	1,023,150
Washington (State of) Housing Finance Commission (Judson Park);
Series 2018, Ref. RB (d)	3.70%	07/01/2023	365	372,691
Series 2018, Ref. RB (d)	5.00%	07/01/2038	385	419,958
Washington (State of) Housing Finance Commission (Presbyterian Retirement Communities Northwest); Series 2016, Ref. RB (d)	5.00%	01/01/2036	1,755	1,963,459
Washington (State of) Housing Finance Commission (The Hearthstone); Series 2018 A, Ref. RB (d)	4.50%	07/01/2028	965	1,041,939
				4,821,197
West Virginia–1.00%
Harrison (County of), WV Commission (Charles Pointe No. 2); Series 2008 A, Ref. RB	6.50%	06/01/2023	535	532,791
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB (d)	4.50%	06/01/2027	2,990	3,187,340
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB (d)(e)	6.75%	02/01/2026	1,000	1,009,930
Series 2018, RB (d)(e)	8.75%	02/01/2036	320	330,310
				5,060,371
Wisconsin–5.02%
Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB (d)	6.25%	08/01/2027	2,000	2,278,720
Series 2017, RB (d)	6.75%	08/01/2031	500	595,645
Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB (d)	4.38%	06/15/2029	2,000	2,060,700
Public Finance Authority (WhiteStone); Series 2017, Ref. RB (d)	4.00%	03/01/2027	1,680	1,795,382
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group);
Series 2017, Ref. RB	3.50%	08/01/2022	1,370	1,384,522
Series 2017, Ref. RB	5.00%	08/01/2027	500	553,215
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2017, Ref. RB	5.00%	06/01/2028	1,205	1,339,960
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019, Ref. RB	5.00%	11/01/2028	935	1,047,406
Series 2019, Ref. RB	5.00%	11/01/2030	1,035	1,147,194
Wisconsin (State of) Public Finance Authority (Alabama Proton Therapy Center); Series 2017 A, RB (d)	6.25%	10/01/2031	2,000	2,203,880
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth);
Series 2016 A, RB (d)	5.00%	06/01/2025	$ 650	$ 713,329
Series 2016 A, RB (d)	5.00%	06/01/2026	1,005	1,113,429
Wisconsin (State of) Public Finance Authority (Delray Beach Radiation Therapy Center); Series 2017 A, RB (d)	5.75%	12/31/2049	1,500	1,561,035
Wisconsin (State of) Public Finance Authority (Glenridge Palmer Ranch); Series 2011 A, RB (d)	7.00%	06/01/2020	25	25,523
Wisconsin (State of) Public Finance Authority (Million Air Two LLC General Aviation Facilities); Series 2017 B, Ref. RB (d)(e)	6.00%	06/01/2022	2,290	2,323,800
Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy);
Series 2019, RB (d)	4.00%	06/15/2029	355	375,271
Series 2019, RB (d)	5.00%	06/15/2039	440	472,129
Series 2019, RB (d)	5.00%	06/15/2049	540	573,642
Wisconsin (State of) Public Finance Authority (Penick Village Obligated Group); Series 2019, Ref. RB (d)	4.00%	09/01/2029	605	632,824
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.00%	12/01/2027	1,270	1,400,226
Wisconsin (State of) Public Finance Authority (Wittenberg University);
Series 2016, RB (d)	4.00%	12/01/2021	1,320	1,352,063
Series 2016, RB (d)	5.00%	12/01/2031	500	541,720
				25,491,615
TOTAL INVESTMENTS IN SECURITIES(p)–102.69% (Cost $503,970,639)					521,392,983
FLOATING RATE NOTE OBLIGATIONS–(2.77)%
Notes with interest and fee rates ranging from 1.65% to 1.87% at 11/30/2019 and contractual maturities of collateral ranging from 09/01/2022 to 11/15/2036(q)					(14,055,000)
OTHER ASSETS LESS LIABILITIES–0.08%					420,119
NET ASSETS –100.00%					$507,758,102
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
CPI	– Consumer Price Index
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
SOFR	– Secured Overnight Financing Rate
Sr.	– Senior
USD	– U.S. Dollar
VRD	– Variable Rate Demand
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

Notes to Schedule of Investments:
(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(b)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2019 was $4,401,596, which represented less than 1% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2019.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2019 was $122,708,722, which represented 24.17% of the Fund’s Net Assets.
(e)	Security subject to the alternative minimum tax.
(f)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)	Underlying security related to TOB Trusts entered into by the Fund.
(i)	Zero coupon bond issued at a discount.
(j)	Principal and/or interest payments are secured by the bond insurance company listed.
(k)	Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $5,990,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(l)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2019.
(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(n)	Interest rate is redetermined periodically based on an auction conducted by the auction agent.
(o)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(p)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(q)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2019. At November 30, 2019, the Fund’s investments with a value of $23,923,121 are held by TOB Trusts and serve as collateral for the $14,055,000 in the floating rate note obligations outstanding at that date.

Open Futures Contracts(a)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Interest Rate Risk
U.S. Treasury 5 Year Notes	16	March-2020	$(1,903,500)	$87	$87
U.S. Treasury 10 Year Notes	100	March-2020	(12,935,938)	14,606	14,606
Total Futures Contracts				$14,693	$14,693

(a)	Futures contracts collateralized by $200,000 cash held with Goldman Sachs & Co., the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$521,156,733	$236,250	$521,392,983
Investments Matured	—	748,750	—	748,750
Total Investments in Securities	—	521,905,483	236,250	522,141,733
Other Investments - Assets*
Futures Contracts	14,693	—	—	14,693
Total Investments	$14,693	$521,905,483	$236,250	$522,156,426

*	Unrealized appreciation.
Invesco Short Duration High Yield Municipal Fund